Average Annual Total Returns	12 Months Ended
Nov. 30, 2012
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.09%
Five Years	5.26%
Ten Years	4.63%
Inception Date	Feb. 03, 1988
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.17%
Five Years	5.34%
Ten Years	4.71%
Inception Date	May 14, 2001
Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.04%
Five Years	0.53%
Ten Years	1.37%
Inception Date	Feb. 03, 1988
Return After Taxes on Distributions | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.09%
Five Years	5.26%
Ten Years	4.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.91%
Five Years	5.09%
Ten Years	4.56%
New Jersey Tax-Exempt Money Market Funds Average | Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.38%
Ten Years	1.06%
Barclays Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	5.91%
Ten Years	5.10%
Barclays NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.60%
Five Years	5.95%
Ten Years	none
Barclays NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.60%
Five Years	5.95%
Ten Years	none
Spliced NJ Long-Term Tax Exempt Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.60%
Five Years	5.95%
Ten Years	5.30%
Spliced NJ Long-Term Tax Exempt Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.60%
Five Years	5.95%
Ten Years	5.30%